Financial Assets and Financial Liabilities - Summary of Contractual Undiscounted Cash Flows of Financial Liabilities (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis for non-derivative and derivative financial liabilities [Line Items]
Borrowings	¥ 68,560	¥ 61,706
Derivative financial instruments	325	58
Obligations under finance leases	80,150	70,831
Trade, bills and other payables	16,148	16,318
Total	165,183	148,913
Less than 1 year [member]
Disclosure of maturity analysis for non-derivative and derivative financial liabilities [Line Items]
Borrowings	41,060	30,262
Derivative financial instruments	324	11
Obligations under finance leases	11,651	8,123
Trade, bills and other payables	16,148	16,318
Total	69,183	54,714
1 to 2 years [member]
Disclosure of maturity analysis for non-derivative and derivative financial liabilities [Line Items]
Borrowings	7,325	5,670
Derivative financial instruments		33
Obligations under finance leases	10,408	7,526
Total	17,733	13,229
2 and 5 years [member]
Disclosure of maturity analysis for non-derivative and derivative financial liabilities [Line Items]
Borrowings	10,161	14,961
Derivative financial instruments	1	8
Obligations under finance leases	27,895	21,905
Total	38,057	36,874
Over 5 years [member]
Disclosure of maturity analysis for non-derivative and derivative financial liabilities [Line Items]
Borrowings	10,014	10,813
Derivative financial instruments		6
Obligations under finance leases	30,196	33,277
Total	¥ 40,210	¥ 44,096